Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 31.4%
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 3.738%, 04/14/29@,•	$2,000	$2,000,054
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M ICE LIBOR + 1.650%), 144A 1.894%, 10/13/30@,•	2,830	2,812,802
ASSURANT CLO Ltd., Series 2018-2A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%), 144A 1.294%, 04/20/31@,•	2,400	2,381,088
Babson CLO Ltd., Series 2014-IA Class C (3 M ICE LIBOR + 3.450%), 144A 3.704%, 07/20/25@,•	2,444	2,443,791
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 1.941%, 07/18/29@,•	1,500	1,488,772
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 1.354%, 01/20/31@,•	2,500	2,488,112
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M ICE LIBOR + 1.100%, Floor 1.100%), 144A, 1.497%, 03/15/36@,•	2,200	2,171,165
Series 2021-FL6 Class B (1 M ICE LIBOR + 1.600%, Floor 1.600%), 144A, 1.997%, 03/15/36@,•	2,500	2,464,344
CIFC Funding Ltd., Series 2014-2RA Class A1 (3 M ICE LIBOR + 1.050%, Floor 1.050%), 144A 1.309%, 04/24/30@,•	2,000	1,990,900
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 1.374%, 01/20/30@,•	3,000	2,973,900
Deerpath Capital CLO Ltd., Series 2018-1A Class B (3 M ICE LIBOR + 2.500%, Floor 2.500%), 144A 2.741%, 01/15/31@,•	2,000	1,989,658
ECMC Group Student Loan Trust,
Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A, 1.257%, 09/25/68@,•	3,301	3,284,858
Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	1,673	1,628,981
Edsouth Indenture No 4 LLC, Series 2013-1 Class A (1 M ICE LIBOR + 0.570%), 144A 1.027%, 02/26/29@,•	2,808	2,783,995
	Par (000)	Value†

First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.504%, 01/20/33@,•	$1,500	$1,436,968
Gallatin CLO IX Ltd., Series 2018-1A Class C1 (3 M ICE LIBOR + 2.100%, Floor 2.100%), 144A 2.355%, 01/21/28@,•	2,000	2,000,526
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 2.097%, 11/15/30@,•	1,500	1,513,467
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 1.997%, 10/15/31@,•	1,499	1,510,589
Series 2015-BA Class A3 (1 M ICE LIBOR + 1.450%), 144A, 1.847%, 07/16/40@,•	2,170	2,174,086
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	2,233	2,145,482
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	3,388	3,191,083
Navient Student Loan Trust,
Series 2016-5A Class A (1 M ICE LIBOR + 1.250%), 144A, 1.707%, 06/25/65@,•	4,693	4,717,346
Series 2018-1A Class A2 (1 M ICE LIBOR + 0.350%) , 144A, 0.807%, 03/25/67@,•	1,376	1,375,101
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.524%, 10/13/31@,•	1,966	1,949,183
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 2.049%, 10/30/30@,•	2,300	2,273,821
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A 1.958%, 07/28/31@,•	2,000	1,989,472
SLM Private Education Loan Trust, Series 2014-A Class B, 144A 3.500%, 11/15/44@	530	530,176
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 1.047%, 03/25/55•	4,687	4,629,859
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M ICE LIBOR + 1.450%), 144A, 1.847%, 02/17/32@,•	2,457	2,458,514

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.347%, 08/16/32@,•	$2,309	$2,325,399
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	2,539	2,373,141
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 1.991%, 07/18/31@,•	1,500	1,475,971
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.755%, 04/21/31@,•	1,250	1,227,263
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.258%, 04/25/33@,•	1,500	1,500,250
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.558%, 01/25/34@,•	2,000	2,004,322
Verizon Owner Trust, Series 2019-A Class A1A, 2.930%, 09/20/23	564	565,674
Wind River CLO Ltd., Series 2016-1A Class CR (3 M ICE LIBOR + 2.100%) , 144A 2.339%, 07/15/28@,•	2,000	2,000,074
TOTAL ASSET BACKED SECURITIES (Cost $81,294,437)		80,270,187

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.5%
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.897%, 07/15/35@,•	2,000	1,972,461
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.477%, 10/15/36@,•	1,275	1,263,776
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%), 144A 2.197%, 12/15/36@,•	1,000	977,468
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,715	2,702,719
	Par (000)	Value†

FHLMC Multifamily Structured Pass Through Certificates,
Series K021 Class A2, 2.396%, 06/25/22	$1,151	$1,151,683
Series KC02 Class X3, 3.087%, 08/25/25•	14,500	1,077,963
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.745%, 07/25/24@,•	3,500	3,447,092
Series 2013-K25 Class C, 144A, 3.619%, 11/25/45@,•	2,317	2,325,777
Series 2013-K27 Class C, 144A, 3.497%, 01/25/46@,•	2,000	2,005,275
Series 2013-K35 Class B, 144A, 3.934%, 12/25/46@,•	2,260	2,290,782
Series 2014-K37 Class C, 144A, 4.561%, 01/25/47@,•	2,550	2,589,144
Series 2015-K44 Class B, 144A, 3.670%, 01/25/48@,•	3,675	3,638,211
Series 2016-K53 Class B, 144A, 4.024%, 03/25/49@,•	3,220	3,260,388
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 1.647%, 07/15/25@,•	1,830	1,801,929
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 2.047%, 05/15/38@,•	1,500	1,481,151
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA, 144A 1.201%, 06/15/45@,•	17,538	175
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $33,257,795)		31,985,994

CORPORATE BONDS — 37.1%
Aerospace & Defense — 2.2%
The Boeing Co.
1.167%, 02/04/23	1,500	1,488,156
4.508%, 05/01/23	2,500	2,543,342
TransDigm, Inc., 144A 8.000%, 12/15/25@	1,500	1,561,875
		5,593,373
Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	529	529,324
Apparel — 0.8%
Hanesbrands, Inc., 144A 4.625%, 05/15/24@	1,500	1,522,500

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Apparel — (continued)
VF Corp. 2.050%, 04/23/22	$626	$626,264
		2,148,764
Auto Manufacturers — 2.3%
BMW US Capital LLC, 144A 3.800%, 04/06/23@	2,250	2,282,449
Ford Motor Credit Co. LLC 2.300%, 02/10/25	2,250	2,135,740
Volkswagen Group of America Finance LLC, 144A 3.125%, 05/12/23@	1,500	1,510,812
		5,929,001
Banks — 4.7%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	2,046,046
First Maryland Capital II (3 M ICE LIBOR + 0.850%) 1.167%, 02/01/27•	3,500	3,355,834
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 3.769%µ,•	1,022	1,022,000
State Street Corp. (3 M ICE LIBOR + 0.560%) 1.066%, 05/15/28•	2,500	2,374,499
Wells Fargo & Co. (3 M ICE LIBOR + 1.000%) 1.239%, 04/15/27•	3,250	3,112,421
		11,910,800
Beverages — 0.7%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,672,901
Biotechnology — 0.4%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,124	1,098,333
Building Materials — 0.5%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	1,322	1,371,575
Chemicals — 1.3%
Westlake Corp. 0.875%, 08/15/24	1,500	1,439,696
WR Grace Holdings LLC, 144A 5.625%, 10/01/24@	2,000	2,010,000
		3,449,696
Computers — 0.6%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,456,843
	Par (000)	Value†

Cosmetics & Personal Care — 0.6%
GSK Consumer Healthcare Capital UK PLC, 144A 3.125%, 03/24/25@	$1,500	$1,497,336
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC 3.500%, 01/15/25	2,500	2,452,540
Intercontinental Exchange, Inc. 0.700%, 06/15/23	1,500	1,469,190
OneMain Finance Corp. 8.250%, 10/01/23	1,750	1,837,500
		5,759,230
Electric — 5.5%
American Electric Power Co., Inc. 2.031%, 03/15/24	2,500	2,458,475
CenterPoint Energy, Inc. (SOFR + 0.650%) 0.837%, 05/13/24•	1,000	992,213
Edison International 3.125%, 11/15/22	1,000	1,005,183
Georgia Power Co., Series A 2.100%, 07/30/23	1,900	1,889,797
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	2,007,078
OGE Energy Corp. 0.703%, 05/26/23	3,000	2,939,035
Southern California Edison Co., Series E 3.700%, 08/01/25	2,750	2,798,127
		14,089,908
Electronics — 0.6%
TD SYNNEX Corp., 144A 1.250%, 08/09/24@	1,500	1,426,333
Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC, 144A 4.250%, 01/31/23@	1,500	1,496,250
Entertainment — 0.6%
Magallanes, Inc., 144A 3.638%, 03/15/25@	1,500	1,509,357
Food — 0.5%
Albertsons Cos., Inc., 144A 3.500%, 02/15/23@	1,300	1,300,000
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,473,862
Healthcare Products — 1.5%
PerkinElmer, Inc. 0.850%, 09/15/24	1,000	949,520
Stryker Corp. 0.600%, 12/01/23	1,500	1,455,777

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	$1,500	$1,439,985
		3,845,282
Healthcare Services — 0.6%
Tenet Healthcare Corp., 144A 4.625%, 09/01/24@	1,500	1,508,692
Lodging — 0.7%
Hyatt Hotels Corp. 1.800%, 10/01/24	1,875	1,805,668
Machinery — Diversified — 0.9%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,227,784
Media — 0.6%
Charter Communications Operating LLC 4.464%, 07/23/22	1,500	1,505,501
Oil & Gas — 0.8%
Phillips 66 0.900%, 02/15/24	2,000	1,936,752
Packaging and Containers — 0.9%
Ball Corp. 4.000%, 11/15/23	2,250	2,275,312
Pharmaceuticals — 1.2%
AbbVie, Inc. 2.300%, 11/21/22	500	501,603
Elanco Animal Health, Inc. 5.772%, 08/28/23	1,645	1,698,462
Viatris, Inc., (effective yield 1.147%) 1.125%, 06/22/22	1,000	999,939
		3,200,004
Real Estate Investment Trusts — 1.3%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,361,129
Simon Property Group LP 3.500%, 09/01/25	1,000	1,010,002
		3,371,131
Retail — 0.1%
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	250	259,688
Semiconductors — 1.1%
Qorvo, Inc., 144A 1.750%, 12/15/24@	1,500	1,430,805
Skyworks Solutions, Inc. 0.900%, 06/01/23	1,500	1,467,153
		2,897,958
Software — 0.6%
VMware, Inc. 1.000%, 08/15/24	1,500	1,431,446
	Par (000)	Value†

Telecommunications — 1.9%
Sprint Corp. 7.875%, 09/15/23	$2,000	$2,125,000
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,511,569
Verizon Communications, Inc. 1.450%, 03/20/26	1,250	1,176,641
		4,813,210
TOTAL CORPORATE BONDS (Cost $97,068,704)		94,791,314

RESIDENTIAL MORTGAGE BACKED SECURITIES — 18.0%
Collateralized Mortgage Obligations — 16.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	1,030	1,028,030
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@,•	2,564	2,545,393
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	2,226,807
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	672	653,659
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,575	1,541,343
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	1,516	1,466,626
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	4,474	4,270,047
JP Morgan Mortgage Trust,
Series 2017-3 Class 1A13, 144A, 3.500%, 08/25/47@,•	3,534	3,526,811
Series 2019-6 Class B2, 144A, 4.256%, 12/25/49@,•	3,044	3,048,020
Series 2019-9 Class A3, 144A, 3.500%, 05/25/50@,•	1,596	1,585,225
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	345	344,178
Seasoned Loans Structured Transaction Trust Series, Series 2020-2 Class A1D 1.750%, 09/25/30	1,545	1,468,045
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,595	2,461,257
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	2,061,981

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A, 3.219%, 07/25/59@,•	$2,113	$2,113,608
Series 2019-INV3 Class A1, 144A, 2.692%, 11/25/59@,•	2,532	2,528,832
Series 2020-INV1 Class A2, 144A, 3.035%, 03/25/60@,•	1,200	1,183,888
Series 2020-2 Class M1, 144A, 5.360%, 05/25/60@,•	1,150	1,130,929
Visio Trust, Series 2020-1R Class M1, 144A 2.926%, 11/25/55@	2,500	2,433,038
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,774,669
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,422	1,376,770
		41,769,156
Fannie Mae REMICS — 0.6%
Series 2012-152 Class TA 2.500%, 09/25/42	1,744	1,658,054
Freddie Mac REMICS — 1.0%
Series 4523 Class VB, 3.500%, 08/15/34	2,298	2,314,046
Series 4895 Class C, 4.500%, 02/15/49	186	189,307
		2,503,353
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $47,699,562)		45,930,563
	Number of Shares
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,958,731)	1,958,731	1,958,731
TOTAL INVESTMENTS — 99.8% (Cost $261,279,229)		$254,936,789
Other Assets & Liabilities — 0.2%		461,641
TOTAL NET ASSETS — 100.0%		$255,398,430

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $169,158,174, which represents 66.2% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.
Country Weightings as of 3/31/2022††
United States	81%
Cayman Islands	17
United Kingdom	1
Ireland	1
Total	100%
††	% of total investments as of March 31, 2022.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Limited Maturity Bond Fund
Futures contracts held by the Fund at March 31, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/30/22	197	2,000	$106	$41,748,610	$—	$(515,934)
							$—	$(515,934)